SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended
Dec. 31, 2020 shares
Statutory tax rate (as a percent)	21.00%
Public offering and private placement aggregate purchase shares	17,500,000